UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Norwich Union Investment Management Limited.
Address: 	31 Milk Street
         		Suite 111
         		BOSTON,  MA 02109
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Sarah Patteson
Title:    	Head of Monitoring
Phone:    	0044 20 7809 8685
Signature, Place, and Date of Signing:
    Sarah Patteson    London, United Kingdom    15 May, 2001
Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	161
Form 13F Information Table Value Total:   	$3,485,048
List of Other Included Managers:
 No.  13F File Number     Name
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FORM 13F INFORMATION TABLE,,,,,,,,,,,
,,,VALUE,SHARES/,SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,,
NAME OF ISSUER,TITLE OF CLASS,CUSIP,(x$1000),PRN AMT,PRN,CALL,DSCRETN,MANAGERS,SOLE,SHARED ,NONE
ABBOTT LABS,COM,002824100,1491,31590,SH,,DEFINED,,31590,,
ADOBE SYS INC,COM,00724F101,5019,143525,SH,,DEFINED,,143525,,
ADVANCED MICRO DEVICES INC,COM,007903107,13996,527370,SH,,DEFINED,,527370,,
AES CORP,COM,00130H105,22869,457740,SH,,DEFINED,,457740,,
AFLAC INC,COM,001055102,47783,1735050,SH,,DEFINED,,1735050,,
ALCOA INC,COM,013817101,36317,1010217,SH,,DEFINED,,1010217,,
ALKERMES INC,COM,01642T108,1042,47500,SH,,DEFINED,,47500,,
ALLSTATE CORP,COM,020002101,41569,991155,SH,,DEFINED,,991155,,
ALLTEL CORP,COM,020039103,29816,568360,SH,,DEFINED,,568360,,
ALZA CORP DEL,COM,022615108,25009,617500,SH,,DEFINED,,617500,,
AMERICAN EXPRESS CO,COM,025816109,51599,1249380,SH,,DEFINED,,1249380,,
AMERICAN GENERAL CORP,COM,026351106,1661,43420,SH,,DEFINED,,43420,,
AMERICAN INTL GROUP INC,COM,026874107,65576,814603,SH,,DEFINED,,814603,,
AMGEN INC,COM,031162100,33328,553740,SH,,DEFINED,,553740,,
ANADARKO PETE CORP,COM,032511107,16466,262280,SH,,DEFINED,,262280,,
ANALOG DEVICES INC,COM,032654105,4110,113415,SH,,DEFINED,,113415,,
ANHEUSER BUSCH COS INC,COM,035229103,29361,639265,SH,,DEFINED,,639265,,
AOL TIME WARNER INC,COM,00184A105,65268,1625608,SH,,DEFINED,,1625608,,
APPLERA CORP,COM AP BIO GRP,038020103,4657,167810,SH,,DEFINED,,167810,,
AT&T CORP,COM LIB GRP A,001957208,21426,1530395,SH,,DEFINED,,1530395,,
AUTOMATIC DATA PROCESSING INC,COM,053015103,8973,165000,SH,,DEFINED,,165000,,
BANK NEW YORK INC,COM,064057102,1058,21490,SH,,DEFINED,,21490,,
BARNES & NOBLE INC,COM,067774109,1842,77080,SH,,DEFINED,,77080,,
BAXTER INTL INC,COM,071813109,30411,323035,SH,,DEFINED,,323035,,
BEA SYS INC,COM,073325102,5846,199000,SH,,DEFINED,,199000,,
BJ SVCS CO,COM,055482103,3507,49250,SH,,DEFINED,,49250,,
BJS WHOLESALE CLUB INC,COM,05548J106,13385,279725,SH,,DEFINED,,279725,,
BRISTOL MYERS SQUIBB CO,COM,110122108,43147,726386,SH,,DEFINED,,726386,,
BROADWING INC,COM,111620100,18125,946468,SH,,DEFINED,,946468,,
BROCADE COMMUNICATIONS SYS INC,COM,111621108,608,29100,SH,,DEFINED,,29100,,
BROOKS AUTOMATION INC,COM,11434A100,2927,73640,SH,,DEFINED,,73640,,
CANADIAN NATL RY CO,COM,136375102,9173,243500,SH,,DEFINED,,243500,,
CAPSTONE TURBINE CORP,COM,14067D102,2874,101300,SH,,DEFINED,,101300,,
CARDINAL HEALTH INC,COM,14149Y108,34815,359842,SH,,DEFINED,,359842,,
CELESTICA INC,SUB VTG SHS,15101Q108,12285,445440,SH,,DEFINED,,445440,,
CENDANT CORP ,COM,151313103,19096,1308810,SH,,DEFINED,,1308810,,
CHARTER COMMUNICATIONS INC DEL,CL A,16117M107,1690,74690,SH,,DEFINED,,74690,,
CHEVRON CORPORATION,COM,166751107,17307,197115,SH,,DEFINED,,197115,,
CISCO SYSTEMS,COM,17275R102,34727,2196201,SH,,DEFINED,,2196201,,
CITIGROUP INC,COM,172967101,80362,1786615,SH,,DEFINED,,1786615,,
CLEAR CHANNEL COMMUNICATIONS,COM,184502102,13482,247600,SH,,DEFINED,,247600,,
COCA COLA CO,COM,191216100,37835,837800,SH,,DEFINED,,837800,,
COLGATE PALMOLIVE CO,COM,194162103,19153,346590,SH,,DEFINED,,346590,,
COMCAST CORP,CL A SPL,200300200,29757,709561,SH,,DEFINED,,709561,,
COMPUTER ASSOC INTL INC,COM,204912109,27685,1017820,SH,,DEFINED,,1017820,,
COMPUWARE CORP,COM,205638109,6445,661000,SH,,DEFINED,,661000,,
COMVERSE TECHNOLOGY INC,COM PAR $0.10,205862402,1070,18170,SH,,DEFINED,,18170,,
CONCORD EFS INC,COM,206197105,3947,97600,SH,,DEFINED,,97600,,
CORNING INC,COM,219350105,643,31060,SH,,DEFINED,,31060,,
COSTCO WHSL CORP NEW ,COM,22160K105,8753,223000,SH,,DEFINED,,223000,,
COX COMMUNICATIONS INC NEW,CL A,224044107,5280,118680,SH,,DEFINED,,118680,,
CSG SYS INTL INC,COM,126349109,4030,97840,SH,,DEFINED,,97840,,
CVS CORP,COM,126650100,31404,536920,SH,,DEFINED,,536920,,
DEERE & CO,COM,244199105,32562,896045,SH,,DEFINED,,896045,,
DELL COMPUTER CORP,COM,247025109,31284,1217858,SH,,DEFINED,,1217858,,
DEVON ENERGY CORP NEW,COM,25179M103,3559,61150,SH,,DEFINED,,61150,,
DUKE ENERGY CORP ,COM,264399106,37579,879244,SH,,DEFINED,,879244,,
DYNEGY INC NEW,CL A,26816Q101,9756,191250,SH,,DEFINED,,191250,,
E M C CORP MASS,COM,268648102,23186,788623,SH,,DEFINED,,788623,,
EL PASO CORP ,COM,28336L109,22881,350400,SH,,DEFINED,,350400,,
ELECTRONIC DATA SYS NEW,COM,285661104,38157,683090,SH,,DEFINED,,683090,,
EMERSON ELEC CO,COM,291011104,32756,528320,SH,,DEFINED,,528320,,
ENGELHARD CORP,COM,292845104,5604,216700,SH,,DEFINED,,216700,,
ENRON CORP,COM,293561106,1347,23181,SH,,DEFINED,,23181,,
ENSCO INTL INC,COM,26874Q100,2961,84610,SH,,DEFINED,,84610,,
ENZON INC,COM,293904108,2959,62300,SH,,DEFINED,,62300,,
EXXON MOBIL CORP,COM,30231G102,88943,1098056,SH,,DEFINED,,1098056,,
FAMILY DLR STORES INC,COM,307000109,4369,170000,SH,,DEFINED,,170000,,
FEDERAL HOME LN MTG CORP,COM,313400301,4703,72550,SH,,DEFINED,,72550,,
FEDERAL NATL MTG ASSN,COM,313586109,65476,822562,SH,,DEFINED,,822562,,
FIRST UN CORP ,COM,337358105,3545,107430,SH,,DEFINED,,107430,,
GANNETT INC,COM,364730101,1962,32850,SH,,DEFINED,,32850,,
GENERAL ELEC CO,COM,369604103,149529,3572110,SH,,DEFINED,,3572110,,
GENERAL MTRS CORP,COM,370442105,12963,250000,SH,,DEFINED,,250000,,
GENZYME CORP,COM GENL DIV,372917104,1959,21690,SH,,DEFINED,,21690,,
GEORGIA PAC CORP,COM GA PAC GRP,373298108,14535,494400,SH,,DEFINED,,494400,,
GLOBAL CROSSING LTD,COM,G3921A100,9197,681800,SH,,DEFINED,,681800,,
GLOBAL MARINE INC,COM,379352404,17113,668460,SH,,DEFINED,,668460,,
GUIDANT CORP,COM,401698105,16270,361630,SH,,DEFINED,,361630,,
HALLIBURTON CO,COM,406216101,15694,427060,SH,,DEFINED,,427060,,
HARTFORD FINL SVCS GROUP INC,COM,416515104,31792,538845,SH,,DEFINED,,538845,,
HEWLETT PACKARD CO,COM,428236103,23062,737520,SH,,DEFINED,,737520,,
HOME DEPOT INC,COM,437076102,31007,719430,SH,,DEFINED,,719430,,
HOUSEHOLD INTL INC,COM,441815107,22511,380000,SH,,DEFINED,,380000,,
IBP INC,COM,449223106,1180,71950,SH,,DEFINED,,71950,,
IDT CORP,COM,448947101,2187,107990,SH,,DEFINED,,107990,,
ILLINOIS TOOL WKS INC,COM,452308109,20695,364100,SH,,DEFINED,,364100,,
IMC GLOBAL INC,COM,449669100,3208,260820,SH,,DEFINED,,260820,,
INTEL CORP,COM,458140100,56829,2159775,SH,,DEFINED,,2159775,,
INTENATIONAL BUSINESS MACHS,COM,459200101,77922,810169,SH,,DEFINED,,810169,,
INTUIT ,COM,461202103,14914,537435,SH,,DEFINED,,537435,,
J P MORGAN CHASE & CO,COM,46625H100,33471,745448,SH,,DEFINED,,745448,,
JOHNSON & JOHNSON,COM,478160104,19978,228400,SH,,DEFINED,,228400,,
JUNIPER NETWORKS INC,COM,48203R104,4174,109950,SH,,DEFINED,,109950,,
KIMBERLY CLARK CORP,COM,494368103,32215,474935,SH,,DEFINED,,474935,,
KING PHARMACEUTICALS INC,COM,495582108,14742,361770,SH,,DEFINED,,361770,,
KOHLS CORP,COM,500255104,27822,451000,SH,,DEFINED,,451000,,
KROGER CO,COM,501044101,26779,1038335,SH,,DEFINED,,1038335,,
LEXMARK INTL NEW,CL A,529771107,12775,280640,SH,,DEFINED,,280640,,
MARSH & MCLENNAN COS INC,COM,571748102,20089,211400,SH,,DEFINED,,211400,,
MAXIM INTEGRATED PRODS INC,COM,57772K101,9682,232800,SH,,DEFINED,,232800,,
MCCORMICK & CO INC ,COM NON VTG,579780206,5928,141170,SH,,DEFINED,,141170,,
MCDONALDS CORP,COM,580135101,20072,756025,SH,,DEFINED,,756025,,
MCLEODUSA INC,CL A,582266102,1959,225460,SH,,DEFINED,,225460,,
MEDIMMUNE INC,COM,584699102,24546,684205,SH,,DEFINED,,684205,,
MEDTRONIC INC,COM,585055106,17842,390080,SH,,DEFINED,,390080,,
MELLON FINL CORP,COM,58551A108,43525,1074166,SH,,DEFINED,,1074166,,
MERCK & CO INC,COM,589331107,52393,690285,SH,,DEFINED,,690285,,
MERRILL LYNCH & CO INC,COM,590188108,21145,381675,SH,,DEFINED,,381675,,
METLIFE INC,COM,59156R108,20334,676660,SH,,DEFINED,,676660,,
MICRON TECHNOLOGY INC,COM,595112103,8727,210135,SH,,DEFINED,,210135,,
MICROSOFT CORP,COM,594918104,97915,1790440,SH,,DEFINED,,1790440,,
MONSANTO CO NEW,COM,61166W101,2150,60640,SH,,DEFINED,,60640,,
NABORS INDS INC,COM,629568106,6232,120225,SH,,DEFINED,,120225,,
NEXTEL COMMUNICATIONS INC ,CL A,65332V103,13499,939075,SH,,DEFINED,,939075,,
NOBLE AFFILIATES INC,COM,654894104,3930,94185,SH,,DEFINED,,94185,,
NORTHERN TR CORP,COM,665859104,1045,16720,SH,,DEFINED,,16720,,
NOVELLUS SYS INC ,COM,670008101,3803,93750,SH,,DEFINED,,93750,,
ORACLE CORP,COM,68389X105,1914,127790,SH,,DEFINED,,127790,,
PALM INC,COM,696642107,6775,805925,SH,,DEFINED,,805925,,
PEGASUS COMMUNICATIONS CORP,COM,705904100,1609,69950,SH,,DEFINED,,69950,,
PEOPLESOFT INC,COM,712713106,4139,176610,SH,,DEFINED,,176610,,
PEPSICO INC,COM,713448108,46611,1060535,SH,,DEFINED,,1060535,,
PERKINELMER INC  ,COM,714046109,1287,24530,SH,,DEFINED,,24530,,
PFIZER INC,COM,717081103,86310,2107694,SH,,DEFINED,,2107694,,
PHARMACIA CORP,COM,71713U102,39181,777865,SH,,DEFINED,,777865,,
PMI GROUP INC,COM,69344M101,15368,236500,SH,,DEFINED,,236500,,
POTOMAC ELEC PWR CO,COM,737679100,3507,150000,SH,,DEFINED,,150000,,
PROCTER & GAMBLE CO,COM,742718109,27259,435440,SH,,DEFINED,,435440,,
QUALCOMM INC,COM,747525103,31152,550150,SH,,DEFINED,,550150,,
QUINTILES TRANSNATIONAL CORP,COM,748767100,5172,274000,SH,,DEFINED,,274000,,
SABRE HOLDGS CORP,CL A,785905100,3903,84540,SH,,DEFINED,,84540,,
SBC COMMUNICATIONS INC,COM,78387G103,58714,1315580,SH,,DEFINED,,1315580,,
SCHERING PLOUGH CORP,COM,806605101,24915,682030,SH,,DEFINED,,682030,,
SCIENTIFIC ATLANTA INC,COM,808655104,22316,536565,SH,,DEFINED,,536565,,
SIEBEL SYS INC,COM,826170102,906,33320,SH,,DEFINED,,33320,,
SOLECTRON CORP,COM,834182107,939,49420,SH,,DEFINED,,49420,,
SOUTHERN CO,COM,842587107,18694,532745,SH,,DEFINED,,532745,,
SPRINT CORP ,PCS COM SER 1,852061506,18613,979654,SH,,DEFINED,,979654,,
STATE STR CORP,COM,857477103,18970,203100,SH,,DEFINED,,203100,,
SUN MICROSYSTEMS INC,COM,866810104,762,49600,SH,,DEFINED,,49600,,
SYSCO CORP,COM,871829107,27686,1044360,SH,,DEFINED,,1044360,,
TENET HEALTHCARE CORP,COM,88033G100,12606,286500,SH,,DEFINED,,286500,,
TEXACO INC,COM,881694103,34821,524415,SH,,DEFINED,,524415,,
TEXAS INSTRS INC,COM,882508104,22740,734018,SH,,DEFINED,,734018,,
TOOTSIE ROLL INDS INC,COM,890516107,3426,74244,SH,,DEFINED,,74244,,
TRANSMETA CORP DEL,COM,89376R109,4539,235810,SH,,DEFINED,,235810,,
TYCO INTL LTD NEW,COM,902124106,48365,1118791,SH,,DEFINED,,1118791,,
UNITED TECHNOLOGIES CORP ,COM,913017109,46110,629065,SH,,DEFINED,,629065,,
UNOCAL CORP,COM,915289102,14146,409200,SH,,DEFINED,,409200,,
US BANCORP,COM NEW,902973304,22962,989725,SH,,DEFINED,,989725,,
USA NETWORKS INC ,COM,902984103,31978,1335907,SH,,DEFINED,,1335907,,
VERITAS SOFTWARE CO,COM,923436109,904,19540,SH,,DEFINED,,19540,,
VERIZON COMMUNICATIONS,COM,92343V104,61826,1254069,SH,,DEFINED,,1254069,,
VIACOM INC,CL B,925524308,23870,542859,SH,,DEFINED,,542859,,
WAL MART STORES INC,COM,931142103,80143,1586983,SH,,DEFINED,,1586983,,
WELLPOINT HEALTH NETWORK NEW,COM,94973H108,2965,31105,SH,,DEFINED,,31105,,
WELLS FARGO & CO NEW,COM,949746101,24007,485286,SH,,DEFINED,,485286,,
WHOLE FOODS MARKET INC,COM,966837106,3033,72000,SH,,DEFINED,,72000,,
WILLIAMS COS INC DEL,COM,969457100,37211,868390,SH,,DEFINED,,868390,,
XILINX INC,COM,983919101,9765,278000,SH,,DEFINED,,278000,,